Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Income Statement [Abstract]
Revenues				$ 70,000
Cost of sales			$ 32		32	32
Gross profit/(loss)			(32)	70,000	(32)	(32)
Operating expenses
Selling, general and administrative expenses	315,602	208,315	108,732	393,503	110,359	997,263
Research and development expenses		25,150	6,500,000	50,348	10,000,000	10,000,000
Stock based compensation		3,376		3,376
Total operating expenses		236,841	6,608,732	447,227	10,110,359
Net loss from operations	(315,602)	(236,841)	(6,608,764)	(377,227)	(10,110,391)	(10,997,295)
Other income(expense)
Bank Interest Income				49	103	361
Sundry income			52		141
Interest Expense		(19,000)		(19,000)		(10,170)
Gain on exchange differences						141
Total Other income (expenses)		(19,000)	52	(18,951)	244	(9,668)
Loss from continuing operations before income taxes	(315,602)	(255,841)	(6,608,712)	(396,178)	(10,110,147)	(11,006,963)
Income taxes expenses		(830)		(830)		(836)
Net loss	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Basic and Diluted loss per share
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.03)	$ (0.00)	$ (0.05)	$ (0.06)
Weighted average number of shares outstanding basic and diluted	160,823,831	212,056,647	208,758,821	211,432,361	207,230,133	193,981,153